Investment in securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment in securities
Note 5: Investment in securities

Amortized Cost, Carrying Amount and Fair Value
On the consolidated balance sheets, equity securities and AFS investments are carried at fair value and HTM investments are carried at amortized cost.

	December 31, 2019				December 31, 2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Equity securities
Mutual funds	5,724	2,142	(447)	7,419	5,724	1,176	(405)	6,495
Total equity securities	5,724	2,142	(447)	7,419	5,724	1,176	(405)	6,495

Available-for-sale
US government and federal agencies	2,040,171	18,617	(6,342)	2,052,446	1,820,808	3,355	(37,656)	1,786,507
Non-US governments debt securities	26,118	82	(524)	25,676	25,804	19	(398)	25,425
Corporate debt securities	—	—	—	—	80,177	—	(1,464)	78,713
Asset-backed securities - Student loans	13,290	—	(399)	12,891	13,290	—	(664)	12,626
Commercial mortgage-backed securities	—	—	—	—	125,806	6	(2,603)	123,209
Residential mortgage-backed securities	128,952	654	(278)	129,328	160,492	—	(4,223)	156,269
Total available-for-sale	2,208,531	19,353	(7,543)	2,220,341	2,226,377	3,380	(47,008)	2,182,749

Held-to-maturity¹
US government and federal agencies	2,208,663	47,814	(490)	2,255,987	2,066,120	5,012	(34,918)	2,036,214
Total held-to-maturity	2,208,663	47,814	(490)	2,255,987	2,066,120	5,012	(34,918)	2,036,214
¹ For the years ended December 31, 2019, 2018 and 2017, non-credit impairments recognized in AOCL for HTM investments were nil.

Investments with Unrealized Loss Positions
The Bank does not believe that the AFS and HTM investment securities that were in an unrealized loss position as at December 31, 2019 (and December 31, 2018), which were composed of 68 securities representing 23% of the AFS and HTM portfolios' carrying value (December 31, 2018: 198 and 75%, respectively), represent an OTTI. Total gross unrealized losses were 0.8% of the fair value of affected securities (December 31, 2018: 2.6%). Management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery. Unrealized losses were attributable primarily to changes in market interest rates, relative to when the investment securities were purchased, and not due to the credit quality of the investment securities. The issuers continue to make timely principal and interest payments on the securities. The following describes the processes for identifying credit impairment in security types with the most significant unrealized losses as shown in the preceding tables.

Management believes that all the US government and federal agencies securities do not have any credit losses, given the explicit and implicit guarantees provided by the US federal government.

Management believes that all the Non-US governments debt securities do not have any credit losses, given the explicit guarantee provided by the issuing government.

Investments in Asset-backed securities - Student loans are composed primarily of securities collateralized by Federal Family Education Loan Program loans (“FFELP loans”). FFELP loans benefit from a US federal government guarantee of at least 97% of defaulted principal and accrued interest, with additional credit support provided in the form of over-collateralization, subordination and excess spread, which collectively total in excess of 100%. Accordingly, the vast majority of FFELP loan-backed securities are not exposed to traditional consumer credit risk.

Investments in Residential mortgage-backed securities relate to 7 securities which are rated AAA and possess similar significant credit enhancement as described above. No credit losses were recognized on these securities as the weighted average credit support and the weighted average loan-to-value ratios (“LTV”) range from 11% - 22% and 54% - 63%, respectively. Current credit support is significantly greater than any delinquencies experienced on the underlying mortgages.

In the following tables, debt securities with unrealized losses that are not deemed to be OTTI are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2019	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	376,262	(1,786)	435,999	(4,556)	812,261	(6,342)
Non-US governments debt securities	202	(1)	22,246	(523)	22,448	(524)
Asset-backed securities - Student loans	—	—	12,891	(399)	12,891	(399)
Residential mortgage-backed securities	6,038	(30)	50,254	(248)	56,292	(278)
Total available-for-sale securities with unrealized losses	382,502	(1,817)	521,390	(5,726)	903,892	(7,543)

Held-to-maturity securities with unrealized losses
US government and federal agencies	47,038	(214)	46,411	(276)	93,449	(490)

	Less than 12 months		12 months or more
December 31, 2018	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	372,283	(1,586)	1,027,638	(36,070)	1,399,921	(37,656)
Non-US governments debt securities	—	—	22,360	(398)	22,360	(398)
Corporate debt securities	14,914	(114)	63,799	(1,350)	78,713	(1,464)
Asset-backed securities - Student loans	—	—	12,626	(664)	12,626	(664)
Commercial mortgage-backed securities	812	—	117,379	(2,603)	118,191	(2,603)
Residential mortgage-backed securities	49,804	(1,313)	106,465	(2,910)	156,269	(4,223)
Total available-for-sale securities with unrealized losses	437,813	(3,013)	1,350,267	(43,995)	1,788,080	(47,008)

Held-to-maturity securities with unrealized losses
US government and federal agencies	647,484	(11,468)	724,974	(23,450)	1,372,458	(34,918)

Investment Maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2019	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Equity securities
Mutual funds	—	—	—	—	—	7,419	7,419

Available-for-sale
US government and federal agencies	—	—	—	—	—	2,052,446	2,052,446
Non-US governments debt securities		—	22,449	3,227	—	—	25,676
Asset-backed securities - Student loans	—	—	—	—	—	12,891	12,891
Residential mortgage-backed securities	—	—	—	—	—	129,328	129,328
Total available-for-sale	—	—	22,449	3,227	—	2,194,665	2,220,341

Held-to-maturity
US government and federal agencies	—	—	—	—	—	2,208,663	2,208,663
Total investments	—	—	22,449	3,227	—	4,410,747	4,436,423

Total by currency
US dollars		—	22,449	3,227	—	4,410,469	4,436,145
Other	—	—	—	—	—	278	278
Total investments	—	—	22,449	3,227	—	4,410,747	4,436,423

Pledged Investments
The Bank pledges certain US government and federal agencies investment securities to further secure the Bank's issued customer deposit products. The secured party does not have the right to sell or repledge the collateral.

	December 31, 2019		December 31, 2018
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	3,848	3,912	42,531	42,400
Held-to-maturity	5,449	5,552	70,818	69,030

Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2019
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	35,001	115	—
Corporate debt securities	64,787	49	(141)
Commercial mortgage-backed securities	124,545	901	(272)
Pass-through note	972	972	—
Total	225,305	2,037	(413)

	Year ended
	December 31, 2018
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	812,720	1,599	(1,263)
Corporate debt securities	24,975	—	(87)
Commercial mortgage-backed securities	15,260	—	(354)
Pass-through note	1,205	1,205	—
Total	854,160	2,804	(1,704)

	Year ended
	December 31, 2017
	Sale proceeds	Gross realized gains	Gross realized (losses)
Corporate debt securities	202,700	1,684	—
Commercial mortgage-backed securities	7,785	—	(60)
Pass-through note	2,562	2,562	—
Total	213,047	4,246	(60)

Taxability of Interest Income
None of the investments' interest income have received a specific preferential income tax treatment in any of the jurisdictions in which the Bank owns investments.